Stock-Based Compensation (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation cost incurred	$ 11.4	$ 5.6
Capitalized (cost) credit during the period	(3.4)	2.7
Amortization of capitalized cost during the period	5.5	3.5
Total stock-based compensation expense	13.5	11.8
Stock option awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation cost incurred	3.6	3.2
Restricted stock awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation cost incurred	2.2	2.0
Performance share awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation cost incurred	2.5	2.0
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation cost incurred	0.0	1.4
Stock appreciation rights
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation cost incurred	$ 3.1	$ (3.0)